Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canadian	$ 617	$ 590
Foreign	2,163	2,061
Income before income taxes, Total	$ 2,780	$ 2,651